CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 598,031	$ 3,140,747
Accounts receivable, net (includes unbilled receivables of $4,463 and $143,219 as of September 30, 2024 and December 31, 2023, respectively)		375,732	686,327
Related party receivables		23,781	44,087
Prepaid expenses and other current assets		1,213,924	826,781
Total Current Assets		2,211,468	4,697,942
Capitalized internal-use software, net		1,532,357	1,472,374
Goodwill		1,248,664	1,248,664
Intangible assets, net		193,304	223,690
Property and equipment, net		39,825	56,436
Operating lease right of use assets		198,634	164,740
Investment		5,100,000	0
Other assets		35,375	29,468
Total Assets		10,559,627	7,893,314
Current Liabilities:
Accounts payable		1,107,276	1,232,118
Related party payables		48,235	82,101
Accrued expenses		1,670,260	1,143,890
Deferred revenue		95,750	10,800
Income tax payable		0	1,975
Loans payable		645,536	0
Short-term operating lease liabilities		95,367	81,236
Short-term financial liabilities		0	162,130
Total Current Liabilities		3,662,424	2,714,250
Warrant liabilities		250,694	256,536
Notes payable, including accrued interest of $45,383 and $40,317, as of September 30, 2024 and December 31, 2023, respectively		1,007,213	953,877
Long-term operating lease liabilities		70,555	53,771
Total Liabilities		4,990,886	3,978,434
Commitments, Note 11
Stockholders' Equity:
Common stock $0.01 par value, 50,000,000 shares authorized, 18,819,750 and 9,198,089 shares issued, and 18,819,750 and 9,143,355 outstanding at September 30, 2024 and December 31, 2023, respectively	[1]	12,547	6,096
Treasury stock, at cost: 0 and 54,734 shares held as of September 30, 2024 and December 31, 2023, respectively	[1]	0	0
Additional paid-in capital	[1]	60,755,010	54,460,960
Accumulated other comprehensive income		86,436	139,670
Accumulated deficit		(55,446,691)	(50,853,285)
Total T Stamp Inc. Stockholders' Equity		5,407,302	3,753,441
Non-controlling interest		161,439	161,439
Total Stockholders' Equity		5,568,741	3,914,880
Total Liabilities and Stockholders' Equity		$ 10,559,627	$ 7,893,314

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.